Exception Grades

AMC Loan ID	Customer Loan ID	Seller Loan ID	EDGAR Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	XXXX	300000841	34415015			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception for Borrower not being on the primary housing mortgage note. Approval in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	39 months reserves. Fico is 139 points above guideline minimum.	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-06-26): Lender exception in file.			06/26/2025	2	B		XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	XXXX	300000841	34415016			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception for layered entity owned in their self directed IRA. Approval in file	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	39 months reserves. Fico is 139 points above guideline minimum.	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-06-26): Lender exception in file.			06/26/2025	2	B		XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	XXXX	300000840	34415034			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of ___ does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) ___.	Minimum DSCR is 1, lender exception from XXX in file, missing lender exception from XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	97 months reserves LTV/CLTV is 15% below guideline max. Fico is 120 points above guideline minimum.	Originator,SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-07-09): Lender exceptions in file. Buyer Comment (2025-07-03): XXXX exception attached			07/09/2025	2	B		XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	XXXX	300000839	34415093			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved for XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	187 months reserves Fico is 87 points above guideline minimum.	Originator,SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-07-08): Lender exception in file.			07/08/2025	2	B		XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	XXXX	300000838	34415095			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception for a First-time investor on a refinance .Subject to proof of the most recent 2 months rent receipt on subject and 6 months reserves prior to closing. Rent receipt in file, however the only assets in file are funds from closing which cannot be used to meet reserve requirement based on the lender exception.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	68 months reserves Fico is 559 points above guideline minimum.	SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-07-21): Lender exception in file. Buyer Comment (2025-07-17): See documentation uploaded to condition #XXXX Reviewer Comment (2025-07-16): Understood, howeverXXXXlender exception states exception contingent on borrower having 6 months reserves PRIOR to closing, exception remains. Buyer Comment (2025-07-14): Rent Receipts provided, 60+ months reserves from cash-out. Per Guides Cash-Out can be used for reserve requirements.			07/21/2025	2	B		XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	XXXX	300000866	34415130			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of ___ does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) ___.	Calculated Debt Service Coverage Ratio of 0.99 does not meet Guideline Debt Service Coverage Ratio of 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	92 months reserves	Originator,SitusAMC SitusAMC	Reviewer Comment (2025-07-28): A post close lender exception was provided. Buyer Comment (2025-07-23): Approve Exception As Is.			07/28/2025	2	B		XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	XXXX	300000826	34415189			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception to allow first time investor to utilize short term rental income. Approval in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Over 24 months of reserves	SitusAMC,Aggregator SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-07-08): The client elects to waive.			07/08/2025	2	B		XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	XXXX	300000784	34787369			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception request for first time home buyer have no housing history is approved.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Guidelines Representative FICO: 700 Representative FICO: 745	SitusAMC Aggregator,SitusAMC	Reviewer Comment (2025-08-15): Client elects to waive with compensating factors.			08/15/2025	2	B		XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	XXXX	300000785	34988360			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception request for warrantable condo with XXX square feet vs guideline minimum of 500 square feet is approved.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Combined Loan to Value: 42.10526% Guideline Maximum Combined Loan to Value: 65.00000%	SitusAMC SitusAMC Aggregator,SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-08-29): Client elected to waive exceptions with compensating factors. Buyer Comment (2025-08-26):XXXX approved exception prior to close. comp factors: LTV 42.11% DSCR 1.24, long term ownership, borrower has owned the property since XXXX XXXX approved exception for sq footage.XXXX (Underwriting Summary) was uploaded			08/29/2025	2	B		XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	XXXX	300000786	34988365			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception approved to use appraiser on the exclusionary list. ***Unable to waive. Lender comp factors are not provided***	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Guidelines Representative FICO: 640 Representative FICO: 780	SitusAMC SitusAMC Aggregator,SitusAMC	Reviewer Comment (2025-08-22): Client elects to waive with compensating factors. Seller Comment (2025-08-20): 1008 added comp Factors 1008.pdf (Underwriting Summary) was referenced Buyer Comment (2025-08-19):XXXX approved appraiser on exclusionary list. Comp factors: DSCR 1.5, FICO XXX			08/22/2025	2	B		XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	XXXX	300000795	35204231			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception requested and approved to allow 72.992% to meet loan amount requirement of $100,000 with maximum allowed LTV of 70%	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	The DSCR of 1.37 is greater than the minimum required DSCR of 1.00.	SitusAMC SitusAMC SitusAMC,Aggregator	Reviewer Comment (2025-04-21): Client elects to waive with comp factors.			04/21/2025	2	B		XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	XXXX	300000780	35204232			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception: Approved Lender Exception - Current unit is XXX sq ft that should be at least 500 sq ft, Compensating Factor - Fico score 20 point more than minimum requirement, cash out is >6 month above minimum,	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Guidelines Representative FICO: 620 Representative FICO: 798	SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC Aggregator,SitusAMC	Reviewer Comment (2025-08-06): Client elected to waive exceptions with compensating factors.			08/06/2025	2	B		XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	XXXX	300000780	35204233			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception: Approved Lender Exception - Loan amount is $XXX, Compensating Factor - Fico score 20 point more than minimum requirement, cash out is >6 month above minimum,	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Guidelines Representative FICO: 620 Representative FICO: 798	SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC Aggregator,SitusAMC	Reviewer Comment (2025-08-06): Client elected to waive exceptions with compensating factors.			08/06/2025	2	B		XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	XXXX	300000783	35204236			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.	Calculated PITIA months reserves of 5.76 is less than Guideline PITIA months reserves of 6.00.	Borrower's Experience/Track Record	Borrower's Experience/Track Record.	SitusAMC,Aggregator	Reviewer Comment (2025-08-12): Client elects to waive with comp factors: XXX FICO, experienced investor with perfect mtg payment history Buyer Comment (2025-08-12): Reserves exception approved with comp factors: XXXX FICO, experienced investor with perfect mtg payment history			08/12/2025	2	B		XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	XXXX	300000821	35369823			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested an exception which was approved to consider rural residential property on DSCR. Exception Approved.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Guidelines Representative FICO: 660 Representative FICO: 707	SitusAMC Aggregator,SitusAMC	Reviewer Comment (2025-09-10): Client elected to waive exceptions with compensating factors.			09/10/2025	2	B		XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	XXXX	300000823	35369826			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception Request for Minimum 500 SF required for units.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Loan to Value: 21.25000% Guideline Maximum Loan to Value: 60.00000%	SitusAMC SitusAMC SitusAMC Aggregator,SitusAMC	Reviewer Comment (2025-10-09): Client elected to waive exceptions with compensating factors.			10/09/2025	2	B		XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No